PRINCIPAL ACCOUNTING POLICIES - Revenue Recognition, Cost of Services and Sales Marketing Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Principal accounting policies
Advances from customers	¥ 1,158,604	¥ 1,108,518
Revenues recognized included in advances from customer balance	¥ 1,071,208	1,098,970
Revenue, practical expedient, incremental cost of obtaining contract	true
Government surcharges included in cost of services	¥ 46,366	49,966	¥ 42,245
Advertising and promotion expenses	¥ 272,110	¥ 201,988	¥ 205,279
Minimum
Principal accounting policies
Average subscription period of recruitment packages	1 month
Average display period of advertisement	7 days
Contract term for business process outsourcing services	1 year
Value-added tax rate (as a percent)	5.00%
Maximum
Principal accounting policies
Average subscription period of recruitment packages	1 year
Average display period of advertisement	1 year
Contract term for business process outsourcing services	3 years
Value-added tax rate (as a percent)	6.00%